Payments, by Category - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 6,904,681	$ 2,491,662	$ 289,393	$ 4,278,733	$ 61,394	$ 183,972	$ 14,209,834